Income Tax (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income loss from domestic operations		$ 561	$ 531	$ (137)
Income (Loss) from Continuing Operations before Income Taxes, Foreign		0		0
Expected tax benefit attributable to net operating losses		0	221
Current income tax receivable		80	(192)
Deferred income tax expense (benefit)		0	(18)	0
Deferred tax asset, valuation allowance		0
Amount of valuation allowance released	56
Percentage of valuation allowance released associated with investment realized capital losses	100.00%
Net Deferred Tax Asset		2,110	1,557
Dividends received deduction settlement benefit	$ 52